Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total
Total	$ 4,754	$ 3,831
Derivative financial instruments
Total
Total	2,898	2,100
Success fee to pay
Total
Total	466	432
Security deposits
Total
Total	208	196
Other
Total
Total	$ 1,182	$ 1,103